Short-Term Bank Loans (Details) ¥ in Thousands, $ in Thousands	Sep. 29, 2025 USD ($)	Sep. 12, 2025 USD ($)	Jul. 27, 2025 USD ($)	Jul. 17, 2025 USD ($)	May 16, 2025 USD ($)	Apr. 22, 2025 USD ($)	Apr. 18, 2025 USD ($)	Mar. 03, 2025 USD ($)	Jun. 16, 2024 USD ($)	May 17, 2024 USD ($)	Apr. 26, 2024 USD ($)	Mar. 04, 2024 USD ($)	Jul. 03, 2023 USD ($)	May 05, 2023	Sep. 29, 2025 CNY (¥)	Sep. 12, 2025 CNY (¥)	Jul. 27, 2025 CNY (¥)	Jul. 17, 2025 CNY (¥)	May 16, 2025 CNY (¥)	Apr. 22, 2025 CNY (¥)	Apr. 18, 2025 CNY (¥)	Mar. 03, 2025 CNY (¥)	Jun. 16, 2024 CNY (¥)	May 17, 2024 CNY (¥)	Apr. 26, 2024 CNY (¥)	Apr. 24, 2024 USD ($)	Apr. 24, 2024 CNY (¥)	Mar. 04, 2024 CNY (¥)	Jul. 03, 2023 CNY (¥)	Jun. 16, 2023
LRC Bank [Member] | Working Capital Loan [Member]
Short-Term Bank Loans [Line Items]
Working capital term												1 year
Maturity date												Mar. 03, 2025
Universe Trade [Member] | LRC Bank [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount					$ 702,346			$ 702,346		$ 712,494		$ 712,494							¥ 5,000			¥ 5,000		¥ 5,000				¥ 5,000
Working capital term					1 month			1 year		1 year
Maturity date					May 15, 2026			Mar. 02, 2026		May 16, 2025
Fixed interest rate percentage								3.65%		3.65%		4.75%										3.65%		3.65%				4.75%
Jiangxi Universe [Member] | LRC Bank [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount						$ 1,404,692					$ 1,424,989									¥ 10,000					¥ 10,000
Working capital term						1 year					1 year
Maturity date						Apr. 21, 2026					Apr. 25, 2025
Fixed interest rate percentage					3.65%	3.60%					4.31%								3.65%	3.60%					4.31%
Jiangxi Universe [Member] | Bank of Communications Co., Ltd [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount	$ 1,404,692								$ 1,154,241						¥ 10,000								¥ 8,100
Working capital term	1 year								11 months
Maturity date	Sep. 29, 2026								May 13, 2025
Fixed interest rate percentage	3.00%														3.00%															3.90%
Jiangxi Universe [Member] | Zhujiang Rural Bank [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount							$ 407,361														¥ 2,900					$ 427,497	¥ 3,000
Working capital term							1 year							1 year
Maturity date							Apr. 18, 2026							Apr. 24, 2025
Fixed interest rate percentage							5.00%							3.65%							5.00%
Jiangxi Universe [Member] | Beijing Bank [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount		$ 1,123,753											$ 1,424,989			¥ 8													¥ 10,000
Working capital term		1 year											1 year
Maturity date		Sep. 12, 2026											Jul. 03, 2025
Fixed interest rate percentage		3.70%											4.15%			3.70%													4.15%
Jiangxi Universe [Member] | Huaxia Bank [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount			$ 702,346														¥ 5,000
Working capital term			1 year
Maturity date			Jun. 27, 2026
Fixed interest rate percentage			3.70%														3.70%
Jiangxi Universe [Member] | Postal Savings Bank of China [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount				$ 702,346														¥ 5,000
Working capital term				1 year
Maturity date				Jul. 17, 2026
Fixed interest rate percentage				3.11%														3.11%